Related Party Transactions	12 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 7 Related Party Transactions

Effective September 1, 2011, the Company issued a $1,000,000 line of credit to a related party, which has common ownership with the Company. The line of credit was issued in order for the Company to obtain a higher interest rate on excess cash. The balance due on the line of credit as of June 30, 2014 and 2013 was zero and $163,829, respectively, plus accrued interest of zero and $3,341, respectively. The Company was obligated to fund the unused amount under the line of credit through maturity of the line of credit. The line of credit bears interest equal to the lower of 10%, or the Wall Street Journal Prime Rate (3.25% at June 30, 2013) plus 5%. The interest rate at June 30, 2013 was 8.25%. The line of credit was for a period of one year and matured on August 31, 2012. A late charge of 5% of the outstanding balance was charged on the line of credit on December 31, 2012. The line of credit is secured by one million shares of the related party’s common stock. As of June 30, 2014, the Company wrote off the entire balance due from the related party of $177,382.

During the year ended June 30, 2014, the Company incurred consulting expenses of $321,205 and professional expenses of $57,345, for services performed by related parties of the Company and included in the statements of operations. As of June 30, 2014, $397,055 of related party expenses are recorded in accounts payable and accrued expenses – related party.

During the year ended June 30, 2013, the Company incurred consulting expenses of $598,995 and professional expenses of $135,000, for services performed by related parties of the Company and included in the statements of operations. As of June 30, 2013, $807,001 of related party expenses are recorded in accounts payable and accrued expenses – related party.

As of June 30, 2014 and 2013, the due from related party was zero and $183,346 respectively, for expenses paid on behalf of related parties. The Company wrote off the entire balance due from the related party during fiscal 2014.